Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(7)	Net Revenue (millions)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$5,329,577	$7,485,081	$2,339,960	$3,307,918	$225.66	$99.81	$(59.7)	$273.7
2021	$5,565,575	$9,246,888	$2,014,391	$3,174,642	$202.09	$125.43	$(80.1)	$180.3
2020	$1,034,733	$10,073,330	$651,099	$3,498,361	$180.15	$130.04	$(54.9)	$111.5

Company Selected Measure Name	net revenue
Named Executive Officers, Footnote [Text Block]	This column represents the amount of total compensation reported for Mr. Cohen (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.This column represents the average of the amounts reported for our NEOs as a group (excluding Mr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in our Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Cohen) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Dearen, Sama, Woock, and Ford, Jr.; (ii) for 2021, Messrs. Dearen, Sama, Woock, and Ford, Jr.; and (iii) for 2020, Messrs. Dearen, Sama, Woock, Ford, Jr. and Dr. Noblett.
Peer Group Issuers, Footnote [Text Block]	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: NASDAQ Health Care Index.
PEO Total Compensation Amount	$ 5,329,577	$ 5,565,575	$ 1,034,733
PEO Actually Paid Compensation Amount	$ 7,485,081	9,246,888	10,073,330
Adjustment To PEO Compensation, Footnote [Text Block]	This column represents the amount of “compensation actually paid” to Mr. Cohen, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cohen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Cohen’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$5,329,577	$(3,614,877)	$5,770,381	$7,485,081
2021	$5,565,575	$(4,226,475)	$7,907,788	$9,246,888
2020	$1,034,733	—	$9,038,597	$10,073,330
_____________________________________________
(a)    This column represents the amount of total compensation reported for Mr. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.
(b)    This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table in this Proxy Statement.
(c)    This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Cohen for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$5,373,449	$958,761	$—	$(561,829)	$—	$—	$5,770,381
2021	$5,235,142	$1,255,090	$—	$1,417,556	$—	$—	$7,907,788
2020	$—	$7,277,918	$—	$1,760,679	$—	$—	$9,038,597

Non-PEO NEO Average Total Compensation Amount	$ 2,339,960	2,014,391	651,099
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,307,918	3,174,642	3,498,361
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Cohen), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Cohen) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Cohen) for each year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,339,960	$(1,463,038)	$2,430,996	$3,307,918
2021	$2,014,391	$(1,334,107)	$2,494,358	$3,174,642
2020	$651,099	$—	$2,847,262	$3,498,361
_____________________________________________
(a)    This column represents the average of the amounts reported for our NEOs as a group (excluding Mr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in our Proxy Statement for the applicable year.
(b)    This column represents the average of the total amounts reported for our NEOs as a group (excluding Mr. Cohen) in the “Stock Awards” column in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in our Proxy Statement for the applicable year.
(c)    This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Cohen) in the “Stock Awards” column in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Cohen) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards and Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$2,220,191	$366,735	$—	$(155,930)	$—	$—	$2,430,996
2021	$1,698,614	$386,769	$—	$408,975	$—	$—	$2,494,358
2020	$—	$2,316,867	$—	$530,395	$—	$—	$2,847,262

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 225.66	202.09	180.15
Peer Group Total Shareholder Return Amount	99.81	125.43	130.04
Net Income (Loss)	$ (59,700,000)	$ (80,100,000)	$ (54,900,000)
Company Selected Measure Amount	273,700,000	180,300,000	111,500,000
PEO Name	Mr. Cohen
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by Axonics and certain financial performance of Axonics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for restricted stock and restricted stock unit awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year. This column represents the amount of net income (loss) reflected in our audited financial statements for the applicable year.This column represents the amount of net revenue reflected in our audited financial statements for the applicable year.As described in detail in the Compensation Discussion and Analysis section of this Proxy Statement, our executive compensation program reflects a pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. As described in detail in the Compensation Discussion and Analysis section of this Proxy Statement, our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with our performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those measures are presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative total stockholder return compared to the peer group (NASDAQ Health Care Index)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating expenses
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net income (loss)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,614,877)	$ (4,226,475)	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,770,381	7,907,788	9,038,597
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,373,449	5,235,142	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	958,761	1,255,090	7,277,918
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(561,829)	1,417,556	1,760,679
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,463,038)	(1,334,107)	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,430,996	2,494,358	2,847,262
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,220,191	1,698,614	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	366,735	386,769	2,316,867
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(155,930)	408,975	530,395
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0